UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21226
Investment Company Act File Number
Eaton Vance Ohio Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Ohio Municipal Bond Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 14.3%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,270	$1,093,254
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	777,770
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	1,250	1,395,612
Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	1,140	1,266,643

		$4,533,279

Education — 7.6%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$314,263
Ohio State University, 5.00%, 12/1/30	1,325	1,576,882
Wright State University, 5.00%, 5/1/31	500	531,200

		$2,422,345

Electric Utilities — 1.7%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$538,025

		$538,025

General Obligations — 4.9%
Beavercreek City School District, 5.00%, 12/1/30	$900	$988,443
County of Franklin, 5.00%, 12/1/27(1)	500	554,570

		$1,543,013

Hospital — 6.5%
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$500	$513,415
Middleburg Heights Hospital Revenue, 5.25%, 8/1/36	500	512,660
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	495	501,687
Ohio Hospital Facility Revenue, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	523,805

		$2,051,567

Insured-Education — 27.1%
Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$500	$505,520
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,100,680
Kent State University, (AGC), 5.00%, 5/1/29	360	387,058
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	1,928,460
Ohio University, (AGM), 5.00%, 12/1/33	500	524,725
Ohio University, (AGM), 5.25%, 12/1/23	1,170	1,251,654
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,041,250
University of Cincinnati, (AMBAC), 5.00%, 6/1/31	750	757,522
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,076,850

		$8,573,719

Insured-Electric Utilities — 19.5%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$744,933
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,304,188
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	246,520
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	1,670	913,824
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,413,150
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	556,300

		$6,178,915

Insured-General Obligations — 36.5%
Brookfield Local School District, (AGM), 5.00%, 1/15/30	$200	$212,900
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	609,760
Cleveland Municipal School District, (AGM), 5.00%, 12/1/27	1,000	1,032,250
Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,575	1,607,445

	Principal
	Amount
Security	(000’s omitted)	Value
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	$1,000	$1,060,910
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,485,442
Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	2,400	1,101,048
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	783,218
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	538,380
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,047,510
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,077,800

		$11,556,663

Insured-Hospital — 11.4%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$425	$411,519
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,500,900
Lorain County, (Catholic Healthcare Partners), (AGM), 15.166%, 2/1/29(2)(3)(4)	440	521,224
Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	1,250	1,174,838

		$3,608,481

Insured-Lease Revenue/Certificates of Participation — 3.5%
Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	$235	$235,306
Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,040	862,170

		$1,097,476

Insured-Special Tax Revenue — 11.0%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$740,314
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,034,002
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	8,355	586,270
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,070	138,319

		$3,498,905

Insured-Transportation — 1.7%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	$500	$527,555

		$527,555

Transportation — 3.4%
Ohio Turnpike Commission, 5.00%, 2/15/31	$1,000	$1,089,370

		$1,089,370

Water and Sewer — 2.5%
Hamilton County Sewer System Revenue, 5.00%, 12/1/32	$750	$812,160

		$812,160

Total Tax-Exempt Investments — 151.6% (identified cost $45,678,936)		$48,031,473

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.6)%		$(17,000,720)

Other Assets, Less Liabilities — 2.0%		$648,006

Net Assets Applicable to Common Shares — 100.0%		$31,678,759

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 73.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 21.2% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2011, the aggregate value of these securities is $521,224 or 1.6% of the Fund’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2011.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	10 U.S. 10-Year Treasury Note	Short	$(1,296,154)	$(1,311,250)	$(15,096)
3/12	17 U.S. 30-Year Treasury Bond	Short	(2,430,315)	(2,461,813)	(31,498)

					$(46,594)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $46,594.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,290,277

Gross unrealized appreciation	$3,332,617
Gross unrealized depreciation	(841,421)

Net unrealized appreciation	$2,491,196

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$48,031,473	$—	$48,031,473

Total Investments	$—	$48,031,473	$—	$48,031,473

Liability Description

Futures Contracts	$(46,594)	$—	$—	$(46,594)

Total	$(46,594)	$—	$—	$(46,594)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 23, 2012